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                      [letterhead of General American]

                                 VIA EDGAR
                                 ---------

CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510
                                 May 13, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                   RE:  GENERAL AMERICAN LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT ELEVEN -- VGSP/RUSSELL
                        FILE NOS. 33-48550 & 811-4901

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- Select Plus/Russell (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 8 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                                 Sincerely,

                                 /s/ Christopher A. Martin

                                 Christopher A. Martin



cc:   W. Thomas Conner, Sutherland, Asbill & Brennan, L.L.P.